SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 29 – SUBSEQUENT EVENTS

On February 24, 2025, the Company acquired 86,460,983,849 ordinary shares of Telefónica Móviles Argentina S.A., representing 99.999625% of its capital. Telefónica Móviles Argentina S.A. is a company incorporated in the Argentine Republic, and provides mobile and fixed telephony, fixed broadband and video services nationwide in Argentina.

The total consideration involved in this transaction was US$1,245 million which has been settled as follows: a) assuming a debt that the selling party had with TMA for US$126 million; and b) the outstanding amount of US$1,119 million in cash which was financed through two loans:

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A Syndicated Loan granted by Banco Bilbao Vizcaya Argentaria S.A., Deutsche Bank Ag, London Branch and Banco Santander, S.A. for an amount of US$970 million for a period of 48 months with 100% payment of the principal at maturity. The principal paid accrues interest at a quarterly SOFR plus a margin that is initially set at 4.5%, gradually increasing to 7% over the life of the loan; and

•

A Bilateral Loan granted by Industrial and Commercial Bank of China (Argentina) S.A.U. for an amount of US$200 million for a period of 60 months, with a 36-month grace period and a semi-annual amortization schedule that begins after such period. The principal accrues interest at a quarterly SOFR plus a margin of 4 percentage points.

These loans establish, among other provisions, the obligation to comply with the financial ratios i) “Net Debt/EBITDA” and ii) “EBITDA/Interest Net”, which are calculated based on contractual definitions, on a quarterly basis, along with the presentation of the Company’s financial statements.

This transaction qualifies as a permitted acquisition under the original loan agreements mentioned in Note 13.c). As of the acquisition date, the Company has calculated and reported to banks the ratios EBITDA/Interest Net ratio and Net Debt/EBITDA ratio on an actual and pro forma basis according to the methodology established in such agreements for these transactions, complying with the established limits (less than 2.5 and higher than 3.00, respectively), and also complying with the rest of the covenants established in the original loan contracts.

Certain disclosures such as the fair value of the identifiable net assets and the expected goodwill, among others, cannot be made given the proximity of the acquisition to the date of issuance of these consolidated financial statements and, consequently, the Company has not completed the analysis required by IFRS 3.

The transaction was duly notified to the CNV and will be notified to the CNDC and ENACOM in order to submit the acquisition to the review of these Authorities.